Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs [Line Items]
Average number of staff employed under contracts of service	16	26	29
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	11	20	23
Administrative Expense
Staff Costs [Line Items]
Average number of staff employed under contracts of service	5	6	6